BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combinations [Table Text Block]
Fair value
Assets

Cash and cash equivalents	$84
Trade and other receivables	70
Inventories	224
Property, plant and equipment	1,074
Intangible assets	996

Total identifiable assets	2,448

Liabilities

Bank credit	(321)
Trade payables	(84)
Other payables	(44)
Bank loan	(624)
Deferred tax	(267)

Total identifiable liabilities	(1,340)

Total identifiable assets, net	1,108

Goodwill arising on acquisition	292

Total purchase price	$1,400

Disclosure of detailed information about cash outflow/inflow on the acquisition [Table Text Block]
Cash and cash equivalents acquired with the acquiree at the acquisition date	$84
Cash paid	(1,400)

Net cash outflow	$(1,316)